Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	LENZ THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	201 Lomas Santa Fe Dr
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	925-7000
Contact Personnel Name	Evert Schimmelpennink
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815776
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	201 Lomas Santa Fe Dr., Suite 300
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	925-7000